Short-Term Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

4.    SHORT-TERM BORROWINGS

At March 31, 2020 and December 31, 2019, outstanding short-term borrowings under our CP Program and Credit Facility consisted of the following:

	At March 31,	At December 31,
	2020	2019
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	-	(46)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(9)	(10)
Available unused credit	$1,991	$1,944

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a)	The weighted average interest rate for commercial paper was 1.84% at December 31, 2019.
b)	At March 31, 2020, the applicable interest rate for any outstanding borrowings was LIBOR plus 1.00%.
c)	The interest rate on outstanding letters of credit at both March 31, 2020 and December 31, 2019 was 1.20% based on our credit ratings.

CP Program

In March 2018, we established the CP Program, under which we may issue CP Notes on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion.  The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. The CP Program obtains liquidity support from our Credit Facility, which is discussed below.  We may utilize either the CP Program or the Credit Facility, at our option, to meet our funding needs.

Credit Facility

In November 2017, we entered into a $2.0 billion unsecured Credit Facility to be used for working capital and general corporate purposes, issuances of letters of credit and support our CP Program.  We may request increases in our borrowing capacity in increments of not less than $100 million, not to exceed $400 million in the aggregate provided certain conditions are met, including lender approvals. The Credit Facility’s five-year term expires in November 2022 and gives us the option of requesting up to two one-year extensions, with such extensions subject to certain conditions and lender approvals.

March 2020 Term Loan Agreement

On March 23, 2020, we entered into a short-term unsecured term loan credit agreement (March 2020 Term Loan Agreement) in an aggregate principal amount of $350 million, which may be increased, at our option and upon the agreement of one or more existing or additional lenders, by an aggregate principal amount of between $50 million and $100 million prior to our first borrowing under the March 2020 Term Loan Agreement. The March 2020 Term Loan Agreement has a maturity date of March 22, 2021, which may be extended once, in whole or part, at our option and upon the payment to the extending lenders of an extension fee to be agreed upon by such extending lenders, to a date not later than September 24, 2021. We may borrow up to $350 million in up to four borrowings which may be made, at our option, at any time between April 1, 2020 and July 21, 2020. Upon the earlier to occur of the fourth borrowing and July 21, 2020, the unused commitments of the lenders to make term loans shall terminate. Loans under the March 2020 Term Loan Agreement bear interest at per annum rates equal to, at our option, (i) LIBOR plus 0.675%, or (ii) an alternate base rate (the highest of (1) the prime rate of Wells Fargo Bank, National Association, the administrative agent and a lender under the agreement, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1%). No amounts were outstanding under the March 2020 Term Loan Agreement as of March 31, 2020.

6.    SHORT-TERM BORROWINGS

At December 31, 2019 and 2018, outstanding short-term borrowings under our CP Program and Credit Facility consisted of the following:

	At December 31,
	2019	2018
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(46)	(813)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(10)	(9)
Available unused credit	$1,944	$1,178

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a)	The weighted average interest rate for commercial paper was 1.84% and 2.74% at December 31, 2019 and December 31, 2018, respectively.
b)	At December 31, 2019, the applicable interest rate for any outstanding borrowings would have been LIBOR plus 1.00%.
c)	Interest rates on outstanding letters of credit at December 31, 2019 and December 31, 2018 were 1.2% based on our credit ratings.

CP Program

In March 2018, we established the CP Program, under which we may issue unsecured commercial paper notes (CP Notes) on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion.  The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. The CP Program obtains liquidity support from our Credit Facility discussed below.  We may utilize either CP Program or the Credit Facility at our option, to meet our funding needs.

Credit Facility

In November 2017, we entered into a $2.0 billion unsecured Credit Facility to be used for working capital and general corporate purposes, issuances of letters of credit and support for any commercial paper issuances.  We may request increases in our borrowing capacity in increments of not less than $100 million, not to exceed $400 million in the aggregate, provided certain conditions are met, including lender approvals.  The Credit Facility has a five-year term expiring in November 2022 and gives us the option of requesting up to two one-year extensions, with such extensions subject to certain conditions and lender approvals.  The Credit Facility replaced our previous $2.0 billion secured revolving credit facility (previous credit facility), which was terminated in connection with our entrance into the Credit Facility.  Borrowings under our previous credit facility were secured with the lien of the Deed of Trust discussed in Note 7 below.

Borrowings under the Credit Facility bear interest at per annum rates equal to, at our option, (i) adjusted LIBOR plus a spread ranging from 0.875% to 1.50% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the federal funds effective rate plus 0.50%, and (3) adjusted LIBOR plus 1.00%) plus a spread ranging from 0.00% to 0.50% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt.  Amounts borrowed under the Credit Facility, once repaid, can be borrowed again from time to time.

An unused commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate equal to 0.075% to 0.225% (such spread depending on certain credit ratings assigned to our senior secured debt) of the daily unused commitments under the Credit Facility.  Letter of credit fees on the stated amount of letters of credit issued under the Credit Facility are payable to the lenders quarterly in arrears and upon termination at a rate per annum equal to the spread over adjusted LIBOR.  Customary fronting and administrative fees are also payable to letter of credit fronting banks.  At December 31, 2019, letters of credit bore interest at 1.20%, and a commitment fee (at a rate of 0.125% per annum) was payable on the unfunded commitments under the Credit Facility, each based on our current credit ratings.

Under the terms of the Credit Facility, the commitments of the lenders to make loans to us are several and not joint.  Accordingly, if any lender fails to make loans to us, our available liquidity could be reduced by an amount up to the aggregate amount of such lender’s commitments under the facility.

May 2019 Short-Term Bridge Loan

On May 9, 2019, we entered into a short-term unsecured term loan credit agreement (Bridge Loan) in an aggregate principal amount of up to $600 million in connection with the InfraREIT Acquisition.  The Bridge Loan had a six-month term. Borrowings under the Bridge Loan could only be used to finance the repayment of indebtedness of InfraREIT or its affiliates and to pay expenses and fees related to the InfraREIT Acquisition. A fee was payable to the lenders under the Bridge Loan in an amount equal to 0.075% per annum on the average daily undrawn amount of the commitments.

The Bridge Loan contained customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things, incurring additional liens, entering into mergers and consolidations, and sales of substantial assets.  The Bridge Loan also contained a senior debt-to-capitalization ratio covenant that effectively limited our ability to incur indebtedness in the future.

On May 15, 2019, we borrowed $600 million under the Bridge Loan to pay, at closing of the InfraREIT Acquisition, all amounts outstanding under SDTS’s term loan, all amounts outstanding under the revolving credit facilities of SDTS and InfraREIT Partners, and amounts owed to discharge certain outstanding notes of InfraREIT’s subsidiaries.  The borrowing under the Bridge Loan bore interest at a per annum rate equal to LIBOR plus 0.65%. The Bridge Loan was repaid in full in May 2019 with the proceeds from our May 23, 2019 senior secured notes issuance (discussed in Note 7 below) and as a result, the agreement is no longer in effect.

InfraREIT Short-Term Debt Repayments in Connection with the InfraREIT Acquisition

In connection with the closing of the InfraREIT Acquisition, on May 16, 2019, the credit facilities of InfraREIT and its subsidiaries were terminated and borrowings totaling $114 million principal amount were repaid in full by Oncor.  For more information on the extinguishment of InfraREIT debt in connection with the InfraREIT Acquisition, see Notes 2 and 7.